Earnings per Share	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Earnings per Share

5. EARNINGS PER SHARE

Basic earnings per share (“EPS”) is computed by dividing net income by the weighted-average number of common shares outstanding during the period. Diluted EPS reflects the potential dilution that could occur if dilutive securities were exercised into common stock. Stock options, restricted stock units, and performance stock units are considered dilutive securities.

A reconciliation of basic and diluted earnings (loss) per share is as follows (in millions, except per share amounts):

	Three Months Ended March 31,
	2017	2016
Basic:
Net income (loss) attributable to CNH Industrial	$46	$(512)
Weighted average common shares outstanding—basic	1,363	1,363
Basic earnings (loss) per share	$0.03	$(0.38)
Diluted:
Net income (loss) attributable to CNH Industrial	$46	$(512)
Weighted average common shares outstanding—basic	1,363	1,363
Effect of dilutive securities (when dilutive):
Stock compensation plans (A)	3	—
Weighted average common shares outstanding—diluted	1,366	1,363
Diluted earnings (loss) per share	$0.03	$(0.38)

(A)

For the three months ended March 31, 2017 and 2016, 0.1 million and 7.5 million stock options were excluded from the computation of diluted earnings per share, respectively, due to an anti-dilutive impact. An additional 1.3 million shares of common stock outstanding at March 31, 2016 were excluded from the computation of diluted earnings per share due to the net loss position.